RELATED PARTY TRANSACTIONS (Details Narrative)									1 Months Ended														3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2022 USD ($) shares	Aug. 11, 2022 USD ($)	Aug. 09, 2022 USD ($) shares	Jul. 01, 2022 USD ($)	Jun. 17, 2022 USD ($)	Jun. 15, 2022 USD ($) $ / shares shares	Jun. 15, 2022 USD ($) $ / shares shares	Apr. 05, 2021 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Feb. 28, 2022 shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($)	Feb. 29, 2020 USD ($) shares	Oct. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	May 19, 2022 $ / shares	Jan. 30, 2022 $ / shares	Jun. 30, 2020 USD ($)
Related Party Transaction [Line Items]
Investments										$ 5,063,940													$ 178,727	$ 5,063,940	$ 178,727		$ 5,063,940
Warrants, exercise price | $ / shares										$ 0.20						$ 0.20	$ 0.20	$ 0.20						$ 0.20			$ 0.20
Number of shares issued | shares																	27,000,000.0											38,300,000
Loans payable																							6,000,000.0		6,000,000.0			$ 1,000,000.0
Debt instrument, face amount		$ 10,000,000
Warrants, granted | shares																											250,000,000	10,000,000
Due to Related Parties, Current										$ 125,532													53,797	$ 125,532	53,797		$ 125,532
Common stock, par or stated value per share | $ / shares									$ 0.0001	$ 0.0001														$ 0.0001			$ 0.0001
Operating Lease, Liability										$ 596,093													491,853	$ 596,093	491,853		$ 596,093	$ 451,208
Rent expense																									2,808
Consulting income																							12,498		37,494		33,328
Repurchase of common stock																												899,500
Debt maturity date		Aug. 12, 2024				Jun. 01, 2024
Proceeds from loan																				$ 1,000,000.0
Stock Issued During Period, Value, New Issues																										$ 3,000,000
Settlement liabilities										341,919													224,000	341,919	224,000		341,919	$ 376,921
APB Revolving Note [Member]
Related Party Transaction [Line Items]
Loans payable																							$ 6,000,000.0		$ 6,000,000.0
Debt instrument, face amount		$ 10,000,000
Debt instrument, interest rate, stated percentage		8.00%
Alchemist Holding, LLC [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares																					22,700,000
Advancing Promissory Note [Member]
Related Party Transaction [Line Items]
Warrants, exercise price | $ / shares						$ 0.033	$ 0.033																$ 0.033		$ 0.033
Debt instrument, face amount						$ 27,000,000.0	$ 27,000,000.0																$ 27,000,000.0		$ 27,000,000.0
Warrants to purchase common stock | shares						818,181,819	818,181,819																818,181,819		818,181,819
Debt instrument, interest rate, stated percentage						8.00%	8.00%
Conversion of debt into stock | shares							818,181,819
Origination fee						$ 270,000	$ 270,000
Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Warrants, exercise price | $ / shares						$ 0.22	$ 0.22
Debt instrument, face amount						$ 30,000,000.0	$ 30,000,000.0
Price per share | $ / shares						$ 0.22	$ 0.22
Warrants to purchase common stock | shares						150,000,000	150,000,000
Alchemist Holdings LLC [Member]
Related Party Transaction [Line Items]
Settlement liabilities										$ 715,596											$ 2,000,000.0			715,596			$ 715,596				$ 2,000,000.0
Warrant [Member]
Related Party Transaction [Line Items]
Warrants, granted | shares																												29,200,000
Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Loans payable								$ 30,000,000.0								$ 30,000,000.0	$ 30,000,000.0	$ 30,000,000.0
Debt instrument, face amount								$ 30,000,000.0								$ 30,000,000.0	$ 30,000,000.0	$ 30,000,000.0
Debt convertible rate								0.20									0.20
Conversions or retirements of preferred stock, shares | shares										150,000,000.0															818,200,000
Rent expenses																									$ 28,090	$ 152,813	$ 155,693	$ 84,918
Decentralized Sharing Systems Inc [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants, exercise price | $ / shares								$ 0.22					$ 0.063			$ 0.22	$ 0.22	$ 0.22								$ 0.063
Warrants, granted | shares								150,000,000									150,000,000
HWH International Inc [Member]
Related Party Transaction [Line Items]
Warrant purchase, additional shares | shares																						333,333
Warrants, exercise price | $ / shares																						$ 0.15
Debt instrument, face amount			$ 78,636																			$ 50,000
Warrants to purchase common stock | shares																						333,333
Conversion of debt into stock | shares																						333,333
Conversion of stock, shares converted | shares	333,333		333,333																			333,333
Warrants and rights outstanding	$ 78,636
HWH World Inc [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current										$ 213,742														213,742			213,742
Operating Lease, Liability										261,835														261,835			261,835
Operating Lease, Expense																											222,092
Impact Biomedical Inc and Bio Health Holdings Inc [Member]
Related Party Transaction [Line Items]
Purchase aggregate value																											111,414
Impact Biomedical Inc [Member]
Related Party Transaction [Line Items]
Purchase aggregate value																									36,808		111,414
K Beauty Research Lab. Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to Related Parties										$ 2,300,000														$ 2,300,000			$ 2,300,000
Rent expenses																									$ 1,572
Alset Title Company Inc [Member]
Related Party Transaction [Line Items]
Purchased an office building													$ 8,942,640
American Pacific Bancorp Inc [Member]
Related Party Transaction [Line Items]
Loans payable						$ 5,700,000	$ 5,700,000
Debt instrument, interest rate, stated percentage						8.00%	8.00%
Monthly payaments				$ 43,897		$ 43,897
Proceeds from loan					$ 5,522,829
Alset Title [Member]
Related Party Transaction [Line Items]
Purchased an office building													$ 8,942,640
Common Class A [Member]
Related Party Transaction [Line Items]
Loan origination fee																$ 15,000,000.0	$ 15,000,000.0	$ 15,000,000.0
Common stock, par or stated value per share | $ / shares										$ 0.0001													$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Conversion of stock, shares converted | shares																											10,000	1,800,000
Common Class A [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Loan origination fee																		3,000,000.0
Loan origination fee																$ 3,000,000.0	$ 3,000,000.0	$ 3,000,000.0
Class A Common Stock [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares																									191,900,000
Stock issued during period shares stock warrants exercised | shares										210,000,000.0															878,200,000
Stock Issued During Period, Value, New Issues										$ 191,900,000
Related-Party Legal Claims [Member] | Alchemist Holding, LLC [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares																					15,600,000
Stock Purchase And Share Subscription Agreement [Member]
Related Party Transaction [Line Items]
Number of common stock exchanged | shares													50,000,000.0													50,000,000.0
Stock Purchase And Share Subscription Agreement [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Investments													$ 3,000,000													$ 3,000,000
Warrant purchase, additional shares | shares													50,000,000.0													50,000,000.0
Warrants, exercise price | $ / shares													$ 0.063													$ 0.063
Number of common stock exchanged | shares													50,000,000.0													50,000,000.0
Warrants term													5 years													5 years
Price per share | $ / shares													$ 0.075													$ 0.075
Deemed dividend													$ 2,300,000
Stock Purchase And Share Subscription Agreement [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Warrant purchase, additional shares | shares													50,000,000.0													50,000,000.0
Stock Purchase And Share Subscription Agreement [Member] | Class A Common Stock [Member]
Related Party Transaction [Line Items]
Investments													$ 3,000,000.0													$ 3,000,000.0
Warrant purchase, additional shares | shares													50,000,000.0						10,000,000.0							50,000,000.0
Warrants, exercise price | $ / shares																			$ 0.20
Number of shares issued | shares																27,000,000.0			30,000,000.0
Number of common stock exchanged | shares													50,000,000.0													50,000,000.0
Stock Issued During Period, Value, New Issues																			$ 3,000,000.0
Stock Purchase And Share Subscription Agreement [Member] | Mr Chan [Member]
Related Party Transaction [Line Items]
Investments													$ 3,000,000						3,000,000.0							$ 3,000,000
Stock Purchase And Share Subscription Agreement [Member] | Mr Chan [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of common stock issued																			$ 30,000,000.0
Warrant purchase, additional shares | shares																			10,000,000.0
Warrants, exercise price | $ / shares																			$ 0.20
Number of shares issued | shares																			30,000,000.0
Number of common stock exchanged | shares																			30,000,000.0
Security Purchase Agreement [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount						$ 27,000,000.0	$ 27,000,000.0
Loan origination fee								$ 3,000,000.0								$ 3,000,000.0
Common stock isssued for payment of interest | shares																										12,000,000	12,000,000
Deemed dividend																										$ 1,080,000	$ 1,080,000
Warrants to purchase common stock | shares						818,181,819	818,181,819	150,000,000								150,000,000	150,000,000	150,000,000
Common stock, par or stated value per share | $ / shares						$ 0.033	$ 0.033	$ 0.22								$ 0.22	$ 0.22	$ 0.22
Proceeds from loan originations						$ 27,000,000.0		$ 30,000,000.0								$ 30,000,000.0
Debt instrument, interest rate, stated percentage								8.00%								8.00%	8.00%	8.00%
Conversions or retirements of preferred stock, shares | shares																										15,000,000
Debt maturity date								Apr. 05, 2024								Apr. 05, 2024
Proceeds from loan								$ 15,000,000.0								$ 15,000,000.0
Security Purchase Agreement [Member] | Decentralized Sharing Systems Inc [Member] | 2022 Notes [Member]
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage						8.00%	8.00%
Conversion of debt into stock | shares						818,181,819
Security Purchase Agreement [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Common stock isssued for payment of interest | shares								12,000,000.0									12,000,000.0
Security Purchase Agreement [Member] | Common Class A [Member] | Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares																										27,000,000
Business Consulting Agreement [Member]
Related Party Transaction [Line Items]
Warrant purchase, additional shares | shares											50,000,000.0	50,000,000.0
Warrants, exercise price | $ / shares												$ 0.0001																		$ 0.0001
Due to Related Parties, Current												$ 60,000											$ 700,000		$ 700,000
Business Consulting Agreement [Member] | American Premimum Water Corporation [Member]
Related Party Transaction [Line Items]
Monthly payaments															$ 4,166
Business Consulting Agreement [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares											50,000,000.0	50,000,000.0
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Share price | $ / shares												$ 0.07
Fair Value Adjustment of Warrants												$ 3,500,000
Consulting expense																							1,000,000.0	$ 766,415	3,100,000
Advisory Agreement [Member]
Related Party Transaction [Line Items]
Consulting income																							0		0
Advisory Agreement [Member] | HWH World Inc [Member]
Related Party Transaction [Line Items]
Professional Fees														$ 10,000
Consulting income																											76,700
Confidential Settlement Agreement [Member]
Related Party Transaction [Line Items]
Price per share | $ / shares																													$ 0.25
Sale of stock, shares issued | shares									26,091,136
One time payment									$ 1,043,645
Co Founders Agreement [Member]
Related Party Transaction [Line Items]
Repurchase of common stock																									626,187
Liability recovery amount																									324,230
Settlement liabilities										$ 715,596											$ 2,000,000.0			$ 715,596			715,596
Sub Lease Agreement [Member]
Related Party Transaction [Line Items]
Rent expenses																							$ 26,007		$ 77,787		$ 105,105
Sub Lease Agreement [Member] | Alchemist Holdings LLC [Member]
Related Party Transaction [Line Items]
Ownership, percentage										10.00%													10.00%	10.00%	10.00%		10.00%